Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	5,449,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 9.90	$ 10.02	$ 10.77	$ 15.54
Number of Exercisable Options (in shares)	4,690,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 6 months
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.86	$ 13.17	$ 18.25
Performance Shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares or units granted equity based compensation awards	489,443
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 5.7
Restricted Stock Units
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares or units granted equity based compensation awards	355,944	986,314	831,118
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 1.4	$ 3.1	$ 3.3
Vested restricted stock (in shares)	880,320	480,498	317,283
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	481,341
Range Of Exercise Prices [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	2,527,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 3.98
Number of Exercisable Options (in shares)	1,768,000
Exercisable Options, Weighted-Average Remaining Life (Years)	7 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 3.98
Range of Exercise Prices, lower limit (USD per share)	0.00
Range of Exercise Prices, upper limit (USD per share)	$ 4.99
Range Of Exercise Prices One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	1,681,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 8.97
Number of Exercisable Options (in shares)	1,681,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 4 months 24 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.97
Range of Exercise Prices, lower limit (USD per share)	5.00
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Range Of Exercise Prices Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	589,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Number of Exercisable Options (in shares)	589,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99
Range Of Exercise Prices Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	652,000
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 35.02
Number of Exercisable Options (in shares)	652,000
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 4 months 24 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 35.02
Range of Exercise Prices, lower limit (USD per share)	20.00
Range of Exercise Prices, upper limit (USD per share)	$ 59.99